Supplement Dated October 19, 2004
to
Prospectus Dated April 30, 2004
for
ProSaver® Platinum Modified Guaranteed Annuity

Issued by
Protective Life Insurance Company

The second sentence of the section "DESCRIPTION OF THE CONTRACT, Guaranteed Periods and Sub-Accounts" is replaced in its entirety with the following sentence:

"Currently, we offer a variety of Guaranteed Periods up to 15 years, though all Guaranteed Periods may not be available at all times or in all states."

This supplement should be retained with the prospectus for your Contract for future reference.